4. New Accounting Standards and Interpretations Not Yet Mandatory or Early Adopted	12 Months Ended
Jun. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
New Accounting Standards and Interpretations Not Yet Mandatory or Early Adopted

Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for period ended 30 June 2019. The consolidated entity's assessment of the impact of these new or amended Accounting Standards and Interpretations, most relevant to the consolidated entity, are set out below.

IFRS16 Leases

IFRS 16 eliminates the operating and finance lease classifications for lessees currently accounted for under IAS 17 Leases. It instead requires an entity to bring most leases onto its statement of financial position in a similar way to how existing finance leases are treated under IAS 17. An entity will be required to recognise a lease liability and a right of use asset in its statement of financial position for most leases.

There are some optional exemptions for leases with a period of 12 months or less and for low value leases. The adoption of the leases standard did not have material impact because the group has no operating lease agreement in place.

It is not expected that there will be any material impact on the financial statements when these amendments are adopted.